CONDENSED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Proceeds from Related Party Debt		$ 2,727
Stock Issued During Period, Value, Purchase of Assets	$ 15,000